Document And Entity Information	9 Months Ended
Sep. 30, 2011
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep 30, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q3
Entity Registrant Name	LINKEDIN CORP
Entity Central Index Key	0001271024
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer

Consolidated Balance Sheets (USD $) In Thousands	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and cash equivalents	$ 366,806	$ 92,951	$ 89,979
Short-term investments	20,922
Accounts receivable (net of allowance for doubtful accounts of $1,100, $2,672 and $4,022 at December 31, 2009 and 2010, and September 30, 2011, respectively)	74,652	58,263	24,324
Deferred commissions	8,412	8,684	2,961
Prepaid expenses and other current assets	12,356	5,767	2,199
Income tax receivable	3,154	3,090
Deferred income taxes	3,451	3,451	1,695
Total current assets	489,753	172,206	121,158
Property and equipment, net	105,070	56,743	25,730
Goodwill	1,564
Intangible assets, net	3,769	5,232	297
Other assets	4,912	4,007	1,374
TOTAL ASSETS	605,068	238,188	148,559
LIABILITIES, REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY
Accounts payable	7,900	2,064	4,919
Accrued liabilities	61,142	38,003	18,352
Deferred revenue	114,127	64,985	25,450
Income tax payable	752	420	552
Total current liabilities	183,921	105,472	49,273
LONG TERM LIABILITIES	2,015	1,861	528
DEFERRED TAX LIABILITIES	14,259	6,625	1,695
Total liabilities	200,195	113,958	51,496
COMMITMENTS AND CONTINGENCIES (Note 11)
STOCKHOLDERS' EQUITY:
Additional paid-in capital	404,529	25,074	13,725
Accumulated other comprehensive income (loss)	13	(3)	(3)
Accumulated earnings (deficit)	321	(4,672)	(20,057)
Total stockholders' equity	404,873	36,249	9,082
TOTAL LIABILITIES, REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY	605,068	238,188	148,559
Redeemable Convertible Preferred Stock [Member]
REDEEMABLE CONVERTIBLE PREFERRED STOCK:
Redeemable convertible preferred stock		87,981	87,981
Redeemable Convertible Preferred Stock [Member] | Series C [Member]
REDEEMABLE CONVERTIBLE PREFERRED STOCK:
Redeemable convertible preferred stock		12,700	12,700
Redeemable Convertible Preferred Stock [Member] | Series D [Member]
REDEEMABLE CONVERTIBLE PREFERRED STOCK:
Redeemable convertible preferred stock		75,281	75,281
Convertible Preferred Stock [Member] | Series A [Member]
STOCKHOLDERS' EQUITY:
Convertible preferred stock		5,884	5,451
Convertible Preferred Stock [Member] | Series B [Member]
STOCKHOLDERS' EQUITY:
Convertible preferred stock		9,962	9,962
Common Stock [Member]
STOCKHOLDERS' EQUITY:
Common stock		4	4
Common Stock [Member] | Class A And Class B [Member]
STOCKHOLDERS' EQUITY:
Common stock	$ 10

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts receivable, allowance for doubtful accounts	$ 4,022	$ 2,672	$ 1,100
Convertible Preferred Stock [Member] | Series A [Member]
Convertible preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Convertible preferred stock, shares issued	0	17,238,579	17,168,214
Convertible preferred stock, shares outstanding	0	17,238,579	17,168,214
Convertible preferred stock, liquidation preference		5,516	5,494
Convertible Preferred Stock [Member] | Series B [Member]
Convertible preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Convertible preferred stock, shares issued	0	17,450,991	17,450,991
Convertible preferred stock, shares outstanding	0	17,450,991	17,450,991
Convertible preferred stock, liquidation preference		9,947	9,947
Redeemable Convertible Preferred Stock [Member] | Series C [Member]
Redeemable convertible preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, shares issued	0	4,357,644	4,357,644
Redeemable convertible preferred stock, shares outstanding	0	4,357,644	4,357,644
Redeemable convertible preferred stock, liquidation preference		12,811	12,811
Redeemable Convertible Preferred Stock [Member] | Series D [Member]
Redeemable convertible preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, shares issued	0	6,599,987	6,599,987
Redeemable convertible preferred stock, shares outstanding	0	6,599,987	6,599,987
Redeemable convertible preferred stock, liquidation preference		$ 75,702	$ 75,702
Common Stock [Member] | Class A [Member]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	9,427,987	0	0
Common stock, shares outstanding	9,427,987	0	0
Common Stock [Member] | Class B [Member]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	86,856,372	0	0
Common stock, shares outstanding	86,856,372	0	0
Common Stock [Member]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued		43,308,742	41,745,728
Common stock, shares outstanding		43,308,742	41,745,728

Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data	9 Months Ended			12 Months Ended
	Sep. 30, 2011		Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statements Of Operations [Abstract]
Net revenue	$ 354,448		$ 161,403	$ 243,099	$ 120,127	$ 78,773
Costs and expenses:
Cost of revenue (exclusive of depreciation and amortization shown separately below)	57,282		29,982	44,826	25,857	18,589
Sales and marketing	111,454		38,340	58,978	26,847	16,986
Product development	90,171		44,151	65,104	39,444	29,366
General and administrative	50,408		23,431	35,064	19,480	12,976
Depreciation and amortization	29,316		12,986	19,551	11,854	6,365
Total costs and expenses	338,631		148,890	223,523	123,482	84,282
Income (loss) from operations	15,817		12,513	19,576	(3,355)	(5,509)
Other income (expense), net	(1,328)		(269)	(610)	230	1,277
Income (loss) before income taxes	14,489		12,244	18,966	(3,125)	(4,232)
Provision for income taxes	9,496		2,176	3,581	848	290
Net income (loss)	4,993	[1]	10,068	15,385	(3,973)	(4,522)
Net income (loss) attributable to common stockholders	$ 4,993		$ 1,853	$ 3,429	$ (3,973)	$ (4,522)
Net income (loss) per share attributable to common stockholders:
Basic	$ 0.07		$ 0.04	$ 0.08	$ (0.1)	$ (0.11)
Diluted	$ 0.05		$ 0.04	$ 0.07	$ (0.1)	$ (0.11)
Weighted-average shares used to compute net income (loss) per share attributable to common stockholders:
Basic	69,992		42,239	42,446	41,184	42,389
Diluted	102,613		45,486	46,459	41,184	42,389

[1]	Unaudited

Consolidated Statements Of Redeemable Convertible Preferred Stock, Stockholders' Equity And Comprehensive Income (Loss) (USD $) In Thousands, except Share data		Warrants [Member] Convertible Preferred Stock [Member]	Redeemable Convertible Preferred Stock [Member]	Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]	Comprehensive Income (Loss) [Member]	Total
BALANCE at Dec. 31, 2007		$ 15	$ 12,700	$ 15,413	$ 3	$ 2,592		$ (11,434)		$ 6,589
BALANCE, shares at Dec. 31, 2007			4,357,644	34,619,205	42,417,258
Proceeds from issuance of Series D redeemable convertible preferred stock at $11.47 per share-net of issuance costs of $421			75,281
Proceeds from issuance of Series D redeemable convertible preferred stock at $11.47 per share-net of issuance costs of $421, shares			6,599,987
Issuance of common stock upon exercise of employee stock options						778				778
Issuance of common stock upon exercise of employee stock options, shares					1,048,310
Vesting of early exercised stock options						913				913
Repurchase of unvested early exercised stock options, shares					(977,467)
Repurchase of founder's stock						(3,197)				(3,197)
Repurchase of founder's stock, shares					(575,000)
Stock-based compensation						4,692				4,692
Foreign currency translation adjustment							(23)		(23)	(23)
Net income (loss)								(4,522)	(4,522)	(4,522)
BALANCE at Dec. 31, 2008		15	87,981	15,413	3	5,778	(23)	(15,956)	(4,545)	5,230
BALANCE, shares at Dec. 31, 2008			10,957,631	34,619,205	41,913,101
Cumulative effect of accounting change for warrant valuation		(15)						(128)		(143)
Issuance of common stock upon exercise of employee stock options					1	1,083				1,084
Issuance of common stock upon exercise of employee stock options, shares					1,704,436
Vesting of early exercised stock options						792				792
Repurchase of unvested early exercised stock options						(198)				(198)
Repurchase of unvested early exercised stock options, shares					(1,871,809)
Stock-based compensation						6,270				6,270
Foreign currency translation adjustment							20		20	20
Net income (loss)								(3,973)	(3,973)	(3,973)
BALANCE at Dec. 31, 2009			87,981	15,413	4	13,725	(3)	(20,057)	(3,953)	9,082
BALANCE, shares at Dec. 31, 2009			10,957,631	34,619,205	41,745,728
Issuance of Series A convertible preferred stock upon exercise of warrant				433						433
Issuance of Series A convertible preferred stock upon exercise of warrant, shares				70,365
Issuance of common stock upon exercise of employee stock options						1,307				1,307
Issuance of common stock upon exercise of employee stock options, shares					1,796,826
Vesting of early exercised stock options						767				767
Repurchase of unvested early exercised stock options, shares					(233,812)
Stock-based compensation						9,146				9,146
Income tax benefit from employee stock option exercises						129				129
Net income (loss)								15,385	15,385	15,385
BALANCE at Dec. 31, 2010			87,981	15,846	4	25,074	(3)	(4,672)	15,385	36,249
BALANCE, shares at Dec. 31, 2010			10,957,631	34,689,570	43,308,742
Issuance of common stock upon initial public offering, net of offering costs	[1]				1	248,405				248,406
Issuance of common stock upon initial public offering, net of offering costs, shares	[1]				6,003,804
Conversion of preferred stock to common stock upon initial public offering	[1]		(87,981)	(15,846)	5	103,822				87,981
Conversion of preferred stock to common stock upon initial public offering, shares	[1]		(10,957,631)	(34,689,570)	45,647,201
Issuance of common stock upon exercise of employee stock options	[1]					4,772				4,772
Issuance of common stock upon exercise of employee stock options, shares	[1]				1,343,601
Vesting of early exercised stock options	[1]					2,612				2,612
Repurchase of unvested early exercised stock options, shares	[1]				(18,989)
Stock-based compensation	[1]					19,555				19,555
Income tax benefit from employee stock option exercises	[1]					289				289
Change in unrealized gain on investments	[1]						16		16	16
Net income (loss)	[1]							4,993	4,993	4,993
BALANCE at Sep. 30, 2011					$ 10	$ 404,529	$ 13	$ 321	$ 5,009	$ 404,873
BALANCE, shares at Sep. 30, 2011					96,284,359

[1]	Unaudited

Consolidated Statements Of Redeemable Convertible Preferred Stock, Stockholders' Equity And Comprehensive Income (Loss) (Parenthetical) (USD $) In Thousands, except Per Share data	12 Months Ended
Dec. 31, 2008
Statement of Stockholders' Equity [Abstract]
Issuance of Series D redeemable convertible preferred stock, per share	$ 11.47
Issuance of Series D redeemable convertible preferred stock, issuance cost	$ 421

Condensed Consolidated Statements Of Cash Flows (USD $) In Thousands	9 Months Ended			12 Months Ended
	Sep. 30, 2011		Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
OPERATING ACTIVITIES:
Net income (loss)	$ 4,993	[1]	$ 10,068	$ 15,385	$ (3,973)	$ (4,522)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	29,316		12,986	19,551	11,854	6,365
Provision for doubtful accounts and sales returns	1,811		1,246	1,811	448	724
Stock-based compensation	19,156		6,120	8,832	6,152	4,605
Loss on disposal of assets	346		109	317	6	109
Excess income tax benefit from the exercise of stock options	(289)		(127)	(129)
Changes in operating assets and liabilities:
Accounts receivable	(17,529)		(12,691)	(35,677)	(9,791)	(10,252)
Deferred commissions	251		(1,114)	(5,798)	(2,115)	(1,051)
Prepaid expenses and other assets	(6,658)		(4,530)	(4,576)	(801)	(487)
Accounts payable and other liabilities	20,891		7,883	15,595	8,631	6,762
Income taxes, net	7,776		(1,636)	(493)	357	81
Deferred revenue	49,142		19,611	39,535	10,592	6,820
Net cash provided by operating activities	109,206		37,925	54,353	21,360	9,154
INVESTING ACTIVITIES:
Purchases of property and equipment	(68,284)		(36,209)	(50,026)	(13,279)	(19,579)
Purchases of investments	(29,286)
Sales and maturities of investments	8,255
Purchases of intangible assets and acquisition, net of cash acquired	(1,860)		(4,467)	(4,467)		(628)
(Increase) decrease in restricted cash and deposits	(2,399)			(1,140)	235	(278)
Net cash used in investing activities	(93,574)		(40,676)	(55,633)	(13,044)	(20,485)
FINANCING ACTIVITIES:
Proceeds from initial public offering, net of offering costs	248,803		(295)	(397)
Proceeds from issuance of redeemable convertible preferred stock						75,702
Issuance costs in connection with redeemable convertible preferred stock						(421)
Proceeds from exercise of warrant			23	23
Proceeds from issuance of common stock	4,829		901	1,307	1,084	778
Proceeds from early exercise of employee stock options	4,995		1,866	3,438	680	1,342
Repurchase of common stock	(22)		(175)	(175)	(734)	(286)
PaymentsForRepurchaseOfEquity						(3,197)
Excess income tax benefit from the exercise of stock options	289		127	129
Net cash provided by financing activities	258,894		2,447	4,325	1,030	73,918
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	(671)		(28)	(73)	138	(38)
CHANGE IN CASH AND CASH EQUIVALENTS	273,855		(332)	2,972	9,484	62,549
CASH AND CASH EQUIVALENTS-Beginning of period	92,951		89,979	89,979	80,495	17,946
CASH AND CASH EQUIVALENTS-End of period	366,806		89,647	92,951	89,979	80,495
SUPPLEMENTAL DISCLOSURES OF OTHER CASH FLOW INFORMATION:
Cash paid for income taxes	1,693		3,285	4,006	418	201
SUPPLEMENTAL DISCLOSURES OF NONCASH INVESTING AND FINANCING ACTIVITIES:
Conversion of preferred stock to common stock	103,827
Purchases of property and equipment recorded in accounts payable and accrued liabilities	9,056		2,285	2,231	2,648	396
Deferred offering costs not yet paid			8	1,318	118
Cumulative effect of accounting change for warrant valuation					143
Vesting of early exercised of stock options	$ 2,612		$ 480	$ 767	$ 792	$ 913

[1]	Unaudited

Organization And Description Of Business	9 Months Ended
Sep. 30, 2011
Organization And Description Of Business [Abstract]
Organization And Description Of Business

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

LinkedIn Corporation and its subsidiaries (the "Company"), a Delaware corporation, was incorporated on March 6, 2003. The Company operates an online professional network on the Internet through which the Company's members are able to create, manage and share their professional identities online, build and engage with their professional networks, access shared knowledge and insights, and find business opportunities, enabling them to be more productive and successful.

Certain Significant Risks and Uncertainties—The Company operates in a dynamic industry and, accordingly, can be affected by a variety of factors. For example, management of the Company believes that changes in any of the following areas could have a significant negative effect on the Company in terms of its future consolidated financial position, results of operations, or cash flows: scaling and adaptation of existing technology and network infrastructure; protection of customers' information and privacy concerns; security measures related to the Company's website; rates of revenue growth; engagement and usage of the Company's solutions; management of the Company's growth; new markets and international expansion; protection of the Company's brand and intellectual property; competition in the Company's market; qualified employees and key personnel; intellectual property infringement and other claims; and changes in government regulation affecting the Company's business, among other things.

Summary Of Significant Accounting Policies	9 Months Ended
Sep. 30, 2011
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation—The consolidated financial statements include the Company and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated.

Use of Estimates—The preparation of the Company's consolidated financial statements in conformity with generally accepted accounting principles ("GAAP") in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. These estimates are based on information available as of the date of the consolidated financial statements; therefore, actual results could differ from management's estimates.

Unaudited Interim Financial Information—The accompanying consolidated balance sheet as of September 30, 2011, the consolidated statements of operations and cash flows for the nine months ended September 30, 2010 and 2011 and the consolidated statement of redeemable convertible preferred stock, stockholders' equity and comprehensive income (loss) for the nine months ended September 30, 2011 are unaudited. The unaudited interim financial statements have been prepared on the same basis as the annual consolidated financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary to present fairly the Company's financial position and results of operations and cash flows for the nine months ended September 30, 2010 and 2011. The financial data and the other information disclosed in these notes to the consolidated financial statements related to these nine month periods are unaudited. The results of the nine months ended September 30, 2011 are not necessarily indicative of the results to be expected for the fiscal year ending December 31, 2011 or for any other interim period or other future period.

Concentrations of Credit Risk—Financial instruments, which potentially subject the Company to concentrations of credit risk, consist primarily of cash and cash equivalents and accounts receivable. The Company places its cash and cash equivalents with major financial institutions throughout the world, which management assesses to be of high-credit quality in order to limit exposure of each investment. As of December 31, 2010 and September 30, 2011, substantially all of the Company's cash has been invested in money market funds.

Credit risk with respect to accounts receivable is dispersed due to the large number of customers, none of which accounted for more than 10% of total accounts receivable in any financial period presented. In addition, the Company's credit risk is mitigated by the relatively short collection period. Collateral is not required for accounts receivable. The Company maintains an allowance for doubtful accounts receivable balances. The allowance is based upon historical loss patterns, the number of days that billings are past due, and an evaluation of the potential risk of loss associated with delinquent accounts. The following table presents the changes in the allowance for doubtful accounts (in thousands):

	Year Ended December 31,			Nine Months Ended September 30,
	2008	2009	2010	2010	2011
				(Unaudited)
Allowance for doubtful accounts:
Balance, beginning of period	$400	$960	$1,100	$1,100	$2,672
Add: bad debt expense	632	505	1,723	1,195	1,411
Less: write-offs, net of recoveries and other adjustments	(72)	(365)	(151)	(440)	(61)

Balance, end of period	$960	$1,100	$2,672	$1,855	$4,022

Foreign Currency Translation—The Company determines the functional currency for its foreign subsidiary by reviewing the currencies in which its respective operating activities occur. Financial information is translated from the functional currency to the U.S. dollar, the reporting currency, for inclusion in the Company's consolidated financial statements. Income, expenses, and cash flows are translated at average exchange rates prevailing during the fiscal year, and assets and liabilities are translated at fiscal period end exchange rates. Prior to 2010, resulting translation adjustments were included as a component of accumulated other comprehensive loss in stockholders' equity. Foreign exchange transaction gains and losses are included in other income (expense), net in the accompanying consolidated statements of operations.

Beginning in 2010, following an evaluation of the scope of its operations and business practices, the Company concluded that the U.S. dollar is the currency of the primary economic environment in which its LinkedIn Europe Limited subsidiary operates, and changed the functional currency from the British Pound to the U.S. dollar. For the years ended December 31, 2008 and 2009, adjustments resulting from translating the foreign currency financial statements of LinkedIn Europe Limited into the U.S. dollar have been included as a separate component of accumulated other comprehensive loss. Upon the change of the functional currency for LinkedIn Europe Limited, this subsidiary ceased to generate translation adjustments. Translation adjustments from prior periods will continue to remain a component of accumulated other comprehensive loss.

Cash Equivalents—Cash equivalents consist of highly liquid short-term investments with original maturities of three months or less at the time of purchase. As of December 31, 2009 and 2010, and September 30, 2011, cash equivalents consisted of money market funds.

Short-term Investments—Short-term investments consist of U.S. treasuries and are classified as available-for-sale securities. The Company has classified all available-for-sale securities with readily available markets as short term, regardless of whether the stated maturity is greater than one year from the current balance sheet date, because of the intent to sell those securities as necessary. Available-for-sale securities are carried at fair value with unrealized gains and losses reported as a component of accumulated other comprehensive income (loss) in stockholders' equity. For the periods presented, realized and unrealized gains and losses on investments were not material. An impairment charge is recorded in the consolidated statements of income for declines in fair value below the cost of an individual investment that are deemed to be other than temporary. The Company assesses whether a decline in value is temporary based on the length of time that the fair market value has been below cost, the severity of the decline, as well as the intent and ability to hold, or plans to sell, the investment.

Deferred Commissions—Deferred commissions are the incremental costs that are directly associated with non-cancelable subscription contracts primarily related to sales of the Company's hiring solutions. Deferred commissions consist of sales commissions paid to the Company's direct sales representatives and are deferred and amortized over the non-cancelable terms of the related customer contracts, which are generally 12 months. The commission payments are generally paid in full the month after the customer contract is signed. The deferred commission amounts are recoverable through the future revenue streams under the non-cancelable customer contracts. The Company believes this is the preferable method of accounting as the commission charges are so closely related to the revenue from the non-cancelable customer contracts that they should be recorded as an asset and charged to expense over the same period that the subscription revenue is recognized. Short-term deferred commissions are included in deferred commissions, while long-term deferred commissions are included in other assets in the accompanying consolidated balance sheets. The amortization of deferred commissions is included in sales and marketing expense in the accompanying consolidated statements of operations.

Property and Equipment— Property and equipment are stated at cost, less accumulated depreciation and amortization. Depreciation and amortization is computed using the straight-line method over the estimated useful lives of the assets, which range from two to five years. Leasehold improvements are amortized over the shorter of the lease term or expected useful lives of the improvements. Depreciation expense totaled  $6,243,000,  $11,645,000, and  $18,597,000 for the years ended December 31, 2008, 2009 and 2010, respectively, and  $12,747,000 and  $26,836,000 for the nine months ended September 30, 2010 and 2011, respectively.

Website and Software Development Costs—The Company capitalizes its costs to develop its website and internal-use software when preliminary development efforts are successfully completed, management has authorized and committed project funding, and it is probable that the project will be completed and the software will be used as intended. Such costs are amortized on a straight-line basis over the estimated useful life of the related asset, which approximates two to three years. Costs incurred prior to meeting these criteria, together with costs incurred for training and maintenance, are expensed as incurred. Costs incurred for enhancements that are expected to result in additional material functionality are capitalized and expensed over the estimated useful life of the upgrades.

The Company capitalized website and internal-use software costs of  $2,022,000,  $2,568,000, and  $6,416,000 for the years ended December 31, 2008, 2009 and 2010, respectively, and  $4,398,000 and  $8,783,000 for the nine months ended September 30, 2010 and 2011, respectively. The Company's capitalized website and internal-use software amortization is included in depreciation and amortization in the Company's consolidated statements of operations, and totaled  $1,404,000,  $1,878,000, and  $2,875,000 for the years ended December 31, 2008, 2009 and 2010, respectively, and  $1,934,000 and  $3,838,000 for the nine months ended September 30, 2010 and 2011, respectively.

Impairment of Long-Lived Assets—The Company evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future undiscounted net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

Goodwill—Goodwill is evaluated for impairment annually in the third quarter of the Company's fiscal year, and whenever events or changes in circumstances indicate the carrying value of goodwill may not be recoverable. Triggering events that may indicate impairment include, but are not limited to, a significant adverse change in customer demand or business climate that could affect the value of goodwill or a significant decrease in expected cash flows.

Pursuant to recent authoritative accounting guidance, the Company elects to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The Company is not required to calculate the fair value of a reporting unit unless the Company determines that it is more likely than not that its fair value is less than its carrying amount. If the Company determines that it is more likely than not that its fair value is less than its carrying amount, then the two-step goodwill impairment test is performed. The first step, identifying a potential impairment, compares the fair value of the reporting unit with its carrying amount. If the carrying value exceeds its fair value, the second step would need to be conducted; otherwise, no further steps are necessary as no potential impairment exists. The second step, measuring the impairment loss, compares the implied fair value of the goodwill with the carrying amount of that goodwill. Any excess of the goodwill carrying value over the respective implied fair value is recognized as an impairment loss, and the carrying value of goodwill is written down to fair value. Through September 30, 2011, no impairment of goodwill has been identified.

Intangible Assets—Acquired intangible assets consist of identifiable intangible assets, including developed technology, non-compete agreements, workforce in place, and a patent resulting from the Company's acquisitions. Acquired intangible assets are recorded at fair value, net of accumulated amortization. Intangible assets are amortized on a straight-line basis over their estimated useful lives.

Deferred Offering Costs—Deferred offering costs consisted primarily of direct incremental accounting fees related to the Company's initial public offering ("IPO") of its Class A common stock in May 2011. Approximately  $118,000 and  $1,715,000 of deferred offering costs are included in other assets on the Company's consolidated balance sheets as of December 31, 2009 and 2010, respectively. Upon completion of the Company's IPO, these amounts were offset against the proceeds of the offering and included in stockholders' equity.

Revenue Recognition—In general, the Company recognizes revenue when (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or services have been rendered to the customer, (iii) the fee is fixed or determinable, and (iv) collectibility is reasonably assured. Where arrangements have multiple elements, revenue is allocated to the elements based on the relative selling price method and revenue is recognized based on the Company's policy for each respective element.

The Company generates revenue primarily from sales of the following services:

•

Hiring Solutions—Hiring Solutions revenue is derived primarily from providing access to the LinkedIn Recruiter product and job postings. The Company provides access to its professional database of both active and passive job candidates with LinkedIn Recruiter, which allows corporate recruiting teams to identify candidates based on industry, job function, geography, experience/education, and other specifications. Revenue from providing access to the LinkedIn Recruiter product is recognized ratably over the subscription period, which consists primarily of annual subscriptions that are billed monthly, quarterly, or annually. The Company also earns revenue from the placement of job postings on its website, which generally run for 30 days. Independent recruiters can pay to post job openings that are accessible through job searches or targeted job matches. Revenue from job postings is recognized as the posting is displayed or the contract period, whichever is shorter.

•

Marketing Solutions—The Company earns revenue from the display of advertisements (both graphic and text link) on its website primarily based on a cost per advertisement model. Revenue from internet advertising is recognized net of any related agency commissions as the online advertisements are displayed on the Company's website. Agency commissions are amounts earned by advertising agencies that act as representatives for advertisers and earn commissions by billing the advertiser the total dollar value of the advertiser's purchase while entering into an agreement with the Company to provide the advertising for the dollar value of the advertiser's purchase less a certain percentage representing the agency commission. The typical duration of the Company's advertising contracts is approximately two months.

•

Premium Subscriptions—The Company sells various subscriptions to customers that allow users to have further access to premium services via its LinkedIn.com website. Revenue from Premium Subscription services is recognized ratably over the contractual period, generally from one to 12 months.

Amounts billed or collected in excess of revenue recognized are included as deferred revenue. Sales tax is excluded from reported net revenue. Although historical refunds have been minimal, the Company estimates allowances, for each revenue type shown above, based on information available as of each balance sheet date. This information includes historical refunds as well as specific known service quality issues.

A majority of the Company's arrangements for hiring solutions and marketing solutions include multiple deliverables. In accordance with recent authoritative guidance on revenue recognition, the Company allocates arrangement consideration in multiple-deliverable revenue arrangements at the inception of an arrangement to all deliverables based on the relative selling price method in accordance with the selling price hierarchy, which includes: (i) vendor-specific objective evidence ("VSOE") if available; (ii) third-party evidence ("TPE") if VSOE is not available; and (iii) best estimate of selling price ("BESP") if neither VSOE nor TPE is available.

VSOE. The Company determines VSOE based on its historical pricing and discounting practices for the specific product or service when sold separately. In determining VSOE, the Company requires that a substantial majority of the selling prices for these services fall within a reasonably narrow pricing range.

The Company has not historically priced its marketing solutions or certain products of its hiring solutions within a narrow range. As a result, the Company has only used VSOE to allocate the selling price of deliverables in limited circumstances.

TPE. When VSOE cannot be established for deliverables in multiple element arrangements, the Company applies judgment with respect to whether it can establish a selling price based on TPE. TPE is determined based on competitor prices for similar deliverables when sold separately. Generally, the Company's go-to-market strategy differs from that of its peers and its offerings contain a significant level of differentiation such that the comparable pricing of services with similar functionality cannot be obtained. Furthermore, the Company is unable to reliably determine what similar competitor services' selling prices are on a stand-alone basis. As a result, the Company has not been able to establish selling price based on TPE.

BESP. When it is unable to establish selling price using VSOE or TPE, the Company uses BESP in its allocation of arrangement consideration. The objective of BESP is to determine the price at which the Company would transact a sale if the service were sold on a stand-alone basis. BESP is generally used to allocate the selling price to deliverables in the Company's multiple element arrangements. The Company determines BESP for deliverables by considering multiple factors including, but not limited to, prices it charges for similar offerings, sales volume, geographies, market conditions, competitive landscape and pricing practices.

Advertising Costs—Advertising costs are expensed when incurred and are included in sales and marketing expense in the accompanying consolidated statements of operations. The Company incurred advertising costs of  $168,000,  $69,000, and  $715,000 for the years ended December 31, 2008, 2009 and 2010, respectively, and  $279,000 and  $1,598,000 for the nine months ended September 30, 2010 and 2011, respectively.

Stock-Based Compensation—Stock-based compensation expense is measured at the grant date based on the fair value of the award and is recognized on a straight-line basis over the requisite service period of the award, which is generally four years.

Income Taxes—The Company records income taxes using the asset and liability method which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the Company's consolidated financial statements or tax returns. In estimating future tax consequences, generally all expected future events other than enactments or changes in the tax law or rates are considered. Valuation allowances are provided when necessary to reduce deferred tax assets to the amount expected to be realized.

Recently Issued and Adopted Accounting Guidance

Revenue Recognition

Effective January 1, 2009, the Company adopted new authoritative guidance for revenue recognition, which revised existing guidance for arrangements with multiple deliverables. The revised guidance establishes a selling price hierarchy for determining the selling price of a deliverable, which includes: (i) vendor-specific objective evidence ("VSOE") if available; (ii) third-party evidence ("TPE") if vendor-specific objective evidence is not available; and (iii) best estimate of selling price ("BESP") if neither VSOE nor TPE is available. The revised guidance also eliminates the residual method of allocation and requires that arrangement consideration be allocated at the inception of the arrangement to all deliverables using the relative selling price method. The Company elected to adopt this accounting guidance on a retrospective basis for all periods.

Under the previous accounting guidance, the Company treated its multiple element arrangements as a single unit of accounting as it generally did not have VSOE for its undelivered elements. Under the new guidance, the Company is required to use BESP when neither VSOE nor TPE is available. As a result, the Company is able to recognize the relative fair value of the elements as they are delivered, assuming other revenue recognition criteria are met.

Retrospective adoption required the Company to apply guidance to all prior periods presented. The Company believes retrospective adoption provides the most comparable and useful financial information for consolidated financial statement users and better reflects the underlying economic performance of the Company. For 2009, the Company recognized approximately  $900,000 of revenue that would have been deferred under the previous accounting guidance. The effect of the retrospective adoption was not material for 2008.

Business Combinations

Effective January 1, 2009, the Company adopted new authoritative guidance on business combinations. The new authoritative guidance changed the accounting for business combinations, including:

•	the measurement of acquirer shares issued in consideration for a business combination;

•	the recognition of contingent consideration;

•	the accounting for pre-acquisition gain and loss contingencies;

•	the recognition of capitalized in-process research and development;

•	the accounting for acquisition related restructuring liabilities;

•	the treatment of acquisition related transaction costs; and

•	the accounting for income tax valuation allowances and other income tax uncertainties.

The adoption of this guidance did not have a material impact on the Company's consolidated financial statements; however, it could have a material impact depending on the nature of acquisitions the Company may complete in the future.

Financial Instruments Indexed to Stock

Effective January 1, 2009, the Company adopted new authoritative guidance on evaluating whether an instrument is indexed to its own stock. The new guidance provides that an entity should use a two-step approach to evaluate whether an equity-linked financial instrument is indexed to its own stock, including evaluating the instrument's contingent exercise and settlement provisions. Effective January 1, 2009, a warrant to purchase 70,365 shares of the Company's Series A convertible preferred stock was reclassified from stockholders' equity to accrued liabilities due to the presence of a warrant adjustment feature that allows for a change in the number of shares subject to issuance and the exercise price of the warrant under certain circumstances. The Company calculated the fair value of the warrant using an option pricing model, which approximates a binomial lattice model, and an accrued liability was established in the amount of  $143,000. On January 1, 2009, the cumulative effect of  $128,000 was recognized as a change in accounting principle and was recorded as an adjustment to the opening balance of accumulated deficit. As of December 31, 2009, the Company recalculated the fair value of the warrant and recorded  $175,000 as other expense for the year ended December 31, 2009. The fair value of the warrant's derivative liability was recalculated at each balance sheet date and the fair value of the remaining liability was marked to market and recognized in non-operating income until the warrant was exercised in May 2010. As a result of the exercise, the Company issued 70,365 shares of Series A convertible preferred stock and received proceeds of  $23,000. The Company recalculated the fair value of the warrant at the date of exercise and recorded  $92,000 as other expense for the year ended December 31, 2010.

Participating Securities

Effective January 1, 2009, the Company retrospectively adopted new authoritative guidance that clarified that instruments granted in share–based payment transactions that entitle their holders to receive non–forfeitable dividends prior to vesting should be considered participating securities. The Company has unvested common shares that were issued pursuant to the early exercise of employee stock options and contain non-forfeitable rights to dividends. These unvested common shares are considered participating securities and are deemed to be outstanding. As a result, the number of common shares associated with stock option activity for all prior periods presented have been adjusted for comparative purposes to conform to the new guidance.

Subsequent Events

Effective July 1, 2009, the Company adopted new authoritative guidance on management's assessment of subsequent events. The new guidance clarifies that management must evaluate, as of each reporting period events or transactions that occur after the balance sheet date. This guidance also refers to them as recognized and nonrecognized subsequent events and requires management to disclose the date through which subsequent events have been evaluated and whether that is the date on which the consolidated financial statements were issued or were available to be issued. In accordance with this guidance, the Company evaluated subsequent events through the consolidated financial statement issuance date. In February 2010, the Financial Accounting Standards Board ("FASB") issued new authoritative guidance which requires an entity that is a filer with the Securities and Exchange Commission ("SEC") to evaluate subsequent events through the date that the financial statements are issued or available to be issued and removes the requirement for an SEC filer to disclose a date, in both issued and revised financial statements, through which the filer had evaluated subsequent events. The adoption of this guidance did not have a significant impact on the Company's consolidated financial statements.

Accounting Codification

Effective July 1, 2009, the Company adopted The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles. This standard establishes only two levels of GAAP, authoritative and non-authoritative. The FASB Accounting Standards Codification (the "Codification") became the source of authoritative, non-governmental GAAP, except for rules and interpretive releases of the SEC, which are sources of authoritative GAAP for SEC registrants. All other non-grandfathered, non-SEC accounting literature not included in the Codification became non-authoritative. The Company began using the new guidelines and numbering system prescribed by the Codification when referring to GAAP during 2009. As the Codification was not intended to change or alter existing GAAP, it did not have any impact on the Company's consolidated financial statements.

Fair Value Measurements

Effective January 1, 2010, the Company adopted new authoritative guidance on fair value measurements and disclosures. The new guidance requires additional disclosures regarding fair value measurements, amends disclosures about postretirement benefit plan assets, and provides clarification regarding the level of disaggregation of fair value disclosures by investment class. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for certain Level 3 activity disclosure requirements that will be effective for reporting periods beginning after December 15, 2010. Accordingly, the Company adopted this new guidance beginning January 1, 2010, except for the additional Level 3 requirements, which were adopted in 2011. Level 3 assets and liabilities are those whose fair value inputs are unobservable and reflect management's best estimate of what market participants would use in pricing the asset or liability at the measurement date. The adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

Comprehensive Income

In June 2011, the FASB issued new authoritative guidance on comprehensive income that eliminates the option to present the components of other comprehensive income as part of the statement of shareholders' equity. Instead, the Company must report comprehensive income in either a single continuous statement of comprehensive income which contains two sections, net income and other comprehensive income, or in two separate but consecutive statements. This guidance will be effective for public companies for the interim and annual periods beginning after December 15, 2011 with early adoption permitted. The adoption of this guidance will not have any impact on the Company's consolidated financial statements.

Testing Goodwill for Impairment

In September 2011, the FASB issued new authoritative guidance that gives companies the option to make a qualitative evaluation about the likelihood of goodwill impairment. Companies will be required to perform the two-step impairment test only if it concludes that the fair value of a reporting unit is more likely than not, less than its carrying value. The accounting update is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted. The Company adopted this new authoritative guidance for its goodwill impairment test performed during the third quarter of 2011.

Fair Value Measurements	9 Months Ended
Sep. 30, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements

3. FAIR VALUE MEASUREMENTS

The Company measures assets and liabilities at fair value based on an expected exit price as defined by the authoritative guidance on fair value measurements, which represents the amount that would be received on the sale of an asset or paid to transfer a liability, as the case may be, in an orderly transaction between market participants. As such, fair value may be based on assumptions that market participants would use in pricing an asset or liability. The authoritative guidance on fair value measurements establishes a consistent framework for measuring fair value on either a recurring or nonrecurring basis whereby inputs, used in valuation techniques, are assigned a hierarchical level. The following are the hierarchical levels of inputs to measure fair value:

•	Level 1: Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

•

Level 2: Inputs reflect: quoted prices for identical assets or liabilities in markets that are not active; quoted prices for similar assets or liabilities in active markets; inputs other than quoted prices that are observable for the assets or liabilities; or inputs that are derived principally from or corroborated by observable market data by correlation or other means.

•

Level 3: Unobservable inputs reflecting the Company's assumptions incorporated in valuation techniques used to determine fair value. These assumptions are required to be consistent with market participant assumptions that are reasonably available.

The Company's assets and liabilities that are measured at fair value on a recurring basis, by level, within the fair value hierarchy as of December 31, 2009 and 2010, and September 30, 2011, are summarized as follows (in thousands):

	December 31, 2009				December 31, 2010				September 30, 2011
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
									(Unaudited)
Cash equivalents:
Money market funds	$86,084	$—	$—	$86,084	$77,147	$—	$—	$77,147	$73,288	$—	$—	$73,288
Short-term investments:
U.S. treasury securities	$—	$—	$—	$—	$—	$—	$—	$—	$20,922	$—	$—	$20,922
Accrued liabilities:
Warrant	$—	$—	$318	$318	$—	$—	$—	$—	$—	$—	$—	$—

Level 3 liabilities include a warrant, the value of which is determined based on an option pricing model that takes into account the contract terms as well as multiple inputs such as the Company's stock price, risk-free interest rates and expected volatility that the Company could not corroborate with market data.

A reconciliation of the accrued liability related to the warrant measured and recorded at fair value on a recurring basis, using significant unobservable inputs (Level 3) is as follows (in thousands):

Level 3
Balance at December 31, 2008	$—
Cumulative effect of change in accounting principle	143
Change in fair value of warrant	175

Balance at December 31, 2009	$318
Change in fair value of warrant	92
Repurchase of warrant	(410)

Balance at December 31, 2010 and September 30, 2011	$—

Acquisition	9 Months Ended
Sep. 30, 2011
Acquisition [Abstract]
Acquisition

4. ACQUISITIONS

Acquisition of mSpoke, Inc.

On July 29, 2010, the Company completed its acquisition of substantially all the assets of mSpoke, Inc. ("mSpoke"), a privately held Pittsburgh, Pennsylvania-based provider of next generation personalization solutions. The Company provided consideration of  $736,000 to be paid in cash for the intellectual property (substantially all the assets) of mSpoke.

The acquisition of mSpoke has been accounted for as a purchase of an asset and, accordingly, the total purchase price has been allocated to the identifiable intangible assets acquired and the liabilities assumed based on their respective fair values on the acquisition date. As a result of the acquisition of mSpoke, the Company recorded intangible assets of  $736,000, which was comprised of developed technology. The overall weighted-average life of the identified intangible assets acquired in the purchase of mSpoke was 3.7 years. These identified intangible assets will be amortized on a straight-line basis over their estimated useful lives.

Acquisition of ChoiceVendor, Inc.

On September 22, 2010, the Company completed its acquisition of ChoiceVendor, Inc. ("ChoiceVendor"), a privately held San Francisco, California-based provider of real-world ratings and reviews of business-to-business service providers in more than 70 categories across the United States. The Company provided consideration of approximately  $4,989,000 to be paid in cash for all the issued and outstanding capital stock of ChoiceVendor.

The acquisition of ChoiceVendor has been accounted for as a purchase of an asset and, accordingly, the total purchase price has been allocated to the tangible and identifiable intangible assets acquired and the liabilities assumed based on their respective fair values on the acquisition date. As a result of the acquisition of ChoiceVendor, the Company recorded intangible assets of  $5,153,000, which was comprised of  $3,259,000 related to workforce in place,  $1,470,000 related to developed technology, and  $424,000 related to non-compete agreements, and net liabilities of  $164,000. The overall weighted-average life of the identified intangible assets acquired in the purchase of ChoiceVendor was 2.0 years. These identified intangible assets will be amortized on a straight-line basis over their estimated useful lives.

Acquisition of CardMunch, Inc.

On January 20, 2011, the Company completed its acquisition of CardMunch, a privately held Mountain View, California-based provider of mobile business card transcription services. The Company provided consideration of approximately  $2,394,000 to be paid in cash for all the issued and outstanding capital stock of CardMunch.

The acquisition of CardMunch has been accounted for under the acquisition method and, accordingly, the total purchase price has been allocated to the tangible and identifiable intangible assets acquired and the net liabilities assumed based on their respective fair values on the acquisition date. As a result of the acquisition of CardMunch, the Company recorded goodwill in the amount of  $1,564,000 and identifiable intangible assets of  $1,017,000, which was comprised of  $913,000 related to developed technology and  $104,000 related to non-compete agreements, and net liabilities of  $187,000. The overall weighted-average life of the identified intangible assets acquired in the purchase of CardMunch was 2.9 years. These identified intangible assets will be amortized on a straight-line basis over their estimated useful lives.

Supplemental pro forma information for the Company's acquisitions was not material to its financial results and therefore has not been included.

Cash And Investments	9 Months Ended
Sep. 30, 2011
Cash And Investments [Abstract]
Cash And Investments

5. CASH AND INVESTMENTS

The following table presents cash, cash equivalents and available-for-sale investments for the periods presented (in thousands):

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Market Value
December 31, 2009:
Cash	$3,895	$—	$—	$3,895
Cash equivalents:
Money market funds	86,084	—	—	86,084

Total cash and cash equivalents	$89,979	$—	$—	$89,979

December 31, 2010:
Cash	$15,804	$—	$—	$15,804
Cash equivalents:
Money market funds	77,147	—	—	77,147

Total cash and cash equivalents	$92,951	$—	$—	$92,951

September 30, 2011 (unaudited):
Cash	$293,518	$—	$—	$293,518
Cash equivalents:
Money market funds	73,288	—	—	73,288
Short-term investments:
U.S. treasury securities	20,906	16	—	20,922

Total cash, cash equivalents and short-term investments	$387,712	$16	$—	$387,728

The following table presents available-for-sale investments by contractual maturity date as of September 30, 2011 (in thousands):

	Amortized Cost	Estimated Fair Market Value
September 30, 2011 (unaudited):
Due in one year or less	$17,380	$17,390
Due after one year through two years	3,526	3,532

Total	$20,906	$20,922

Property And Equipment	9 Months Ended
Sep. 30, 2011
Property And Equipment [Abstract]
Property And Equipment

6. PROPERTY AND EQUIPMENT

The following table presents the detail of property and equipment, net, for the periods presented (in thousands):

	December 31,		September 30, 2011
	2009	2010
			(Unaudited)
Computer equipment	$29,178	$62,253	$110,689
Software	6,623	8,443	17,917
Capitalized website and internal-use software	7,193	13,609	22,392
Furniture and fixtures	1,365	4,378	7,006
Leasehold improvements	2,175	6,450	12,238

Total	46,534	95,133	170,242
Less accumulated depreciation	(20,804)	(38,390)	(65,172)

Property and equipment, net	$25,730	$56,743	$105,070

Goodwill And Other Intangible Assets	9 Months Ended
Sep. 30, 2011
Goodwill And Other Intangible Assets [Abstract]
Goodwill And Other Intangible Assets

7. GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill

Goodwill is generally not deductible for tax purposes. The following table presents the goodwill activity for the periods presented (in thousands):

Goodwill—December 31, 2010	$—
CardMunch acquisition (unaudited)	1,564

Goodwill—September 30, 2011	$1,564

Other Intangible Assets

The following table presents the detail of other intangible assets for the periods presented (dollars in thousands):

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Remaining Life
December 31, 2009:
Patent	$628	$(331)	$297	1.4 years
December 31, 2010:
Patent	$628	$(540)	$88	0.4 years
Developed technology	2,206	(272)	1,934	2.3 years
Non-compete agreements	424	(66)	358	1.5 years
Workforce in place	3,259	(407)	2,852	1.8 years

Total	$6,517	$(1,285)	$5,232	1.9 years

September 30, 2011 (unaudited):
Patent	$628	$(628)	$—	0.0 years
Developed technology	3,119	(1,210)	1,909	1.9 years
Non-compete agreements	528	(298)	230	1.1 years
Workforce in place	3,259	(1,629)	1,630	1.0 years

Total	$7,534	$(3,765)	$3,769	1.5 years

Amortization expense for the years ended December 31, 2008, 2009 and 2010, and the nine months ended September 30, 2010 and 2011, was  $122,000,  $209,000,  $954,000,  $239,000 and  $2,480,000, respectively. Estimated future amortization expense as of September 30, 2011, is as follows (in thousands):

(Unaudited)
2011 (remaining three months)	$783
2012	2,499
2013	282
2014	166
2015	39

Total	$3,769

Accrued Liabilities	9 Months Ended
Sep. 30, 2011
Accrued Liabilities [Abstract]
Accrued Liabilities

8. ACCRUED LIABILITIES

The following table presents the detail of accrued liabilities for the periods presented (in thousands):

	December 31,		September 30, 2011
	2009	2010
			(Unaudited)
Accrued vacation and employee-related expenses	$2,787	$6,215	$16,905
Exercise of unvested stock options	1,067	3,563	5,922
Accrued incentives	5,967	11,807	13,964
Accrued sales tax and value-added taxes	4,439	3,638	4,122
Other accrued expenses	4,092	12,780	20,229

Total	$18,352	$38,003	$61,142

Other Income (Expense), Net	9 Months Ended
Sep. 30, 2011
Other Income (Expense), Net [Abstract]
Other Income (Expense), Net

9. OTHER INCOME (EXPENSE), NET

The following table presents the detail of other income (expense), net, for the periods presented (in thousands):

	Year Ended December 31,			Nine Months Ended September 30,
	2008	2009	2010	2010	2011
				(Unaudited)
Interest income	$1,219	$350	$64	$56	$43
Transaction gain (loss) on foreign exchange	33	51	(405)	(231)	(1,279)
Other non-operating income (loss), net	25	(171)	(269)	(94)	(92)

Other income (expense), net	$1,277	$230	$(610)	$(269)	$(1,328)

Income (Loss) Per Share	9 Months Ended
Sep. 30, 2011
Income (Loss) Per Share [Abstract]
Income (Loss) Per Share

10. INCOME (LOSS) PER SHARE

Basic and diluted net income (loss) per common share is presented in conformity with the two-class method required for participating securities. Immediately prior to the completion of the Company's IPO on May 19, 2011, all shares of outstanding preferred stock automatically converted into 45,647,201 shares of our Class B common stock. Prior to the conversion of the preferred stock, holders of Series A and Series B convertible preferred stock and Series C and D redeemable convertible preferred stock were each entitled to receive non-cumulative dividends at the annual rate of  $0.03,  $0.05,  $0.24 and  $0.92 per share per annum, respectively, payable prior and in preference to any dividends on any shares of the Company's common stock. In the event a dividend was paid on common stock, the holders of Series A and Series B convertible preferred stock and Series C and D redeemable convertible preferred stock were entitled to a proportionate share of any such dividend as if they were holders of common stock (on an as-if converted basis). The holders of the Company's Series A and B convertible preferred stock and Series C and D redeemable convertible preferred stock did not have a contractual obligation to share in the losses of the Company. The Company considered its preferred stock to be participating securities and, in accordance with the two-class method, earnings allocated to preferred stock and the related number of outstanding shares of preferred stock have been excluded from the computation of basic and diluted net income (loss) per common share.

Under the two-class method, net income (loss) attributable to common stockholders is determined by allocating undistributed earnings, calculated as net income less current period Series A and Series B convertible preferred stock and Series C and D redeemable convertible preferred stock non-cumulative dividends, between common stock and Series A and Series B convertible preferred stock and Series C and D redeemable convertible preferred stock. In computing diluted net income (loss) attributable to common stockholders, undistributed earnings are re-allocated to reflect the potential impact of dilutive securities. Basic net income (loss) per common share is computed by dividing the net income (loss) attributable to common stockholders by the weighted-average number of common shares outstanding during the period. Shares of common stock subject to repurchase resulting from the early exercise of employee stock options are considered participating securities and are therefore included in the basic weighted-average common shares outstanding. Diluted net income per share attributable to common stockholders is computed by dividing the net income attributable to common stockholders by the weighted-average number of common shares outstanding, including potential dilutive common shares assuming the dilutive effect of outstanding stock options using the treasury stock method.

Immediately prior to the consummation of the Company's IPO of its Class A common stock in May 2011, all outstanding shares of preferred stock and common stock were converted to Class B common stock. As a result, Class A and Class B common stock are the only outstanding equity in the Company. The rights of the holders of Class A and Class B common stock are identical, except with respect to voting and conversion. Each share of Class A common stock is entitled to one vote per share and each share of Class B common stock is entitled to ten votes per share. Shares of Class B common stock may be converted into Class A common stock at any time at the option of the stockholder, and are automatically converted upon sale or transfer to Class A common stock, subject to certain limited exceptions.

Basic net income per share is computed using the weighted-average number of common shares outstanding during the period. Diluted net income per share is computed using the weighted-average number of common shares and, if dilutive, potential common shares outstanding during the period. The Company's potential common shares consist of the incremental common shares issuable upon the exercise of stock options. The dilutive effect of outstanding stock options is reflected in diluted earnings per share by application of the treasury stock method. The computation of the diluted net income per share of Class A common stock assumes the conversion of Class B common stock, while the diluted net income per share of Class B common stock does not assume the conversion of Class A common stock as Class A common stock is not convertible into Class B common stock.

The undistributed earnings are allocated based on the contractual participation rights of the Class A and Class B common shares as if the earnings for the year have been distributed. As the liquidation and dividend rights are identical, the undistributed earnings are allocated on a proportionate basis. Further, as the conversion of Class B common stock is assumed in the computation of the diluted net income per share of Class A common stock, the undistributed earnings are equal to net income for that computation.

The following table presents the calculation of basic and diluted net income (loss) per share (in thousands, except per share data):

	Year Ended December 31,			Nine Months Ended September 30,
	2008	2009	2010	2010	2011
	Class B	Class B	Class B	Class B	Class A	Class B
				(Unaudited)
Basic net income (loss) per share:
Numerator:
Allocation of distributed earnings	$(4,522)	$(3,973)	$15,385	$10,068	$323	$4,670
Less: undistributed earnings allocated to preferred stockholders	—	—	(11,956)	(8,215)	—	—

Allocation of distributed earnings attributable to common stockholders	$(4,522)	$(3,973)	$3,429	$1,853	$323	$4,670

Denominator:
Weighted-average common shares outstanding	42,389	41,184	42,446	42,239	4,522	65,470
Basic net income (loss) per share	$(0.11)	$(0.10)	$0.08	$0.04	$0.07	$0.07

Diluted net income (loss) per share:
Numerator:
Allocation of distributed earnings for basic computation	$(4,522)	$(3,973)	$15,385	$10,068	$323	$4,670
Reallocation of undistributed earnings as a result of conversion of Class B to Class A shares	—	—	—	—	4,670	—
Reallocation of undistributed earnings to Class B shares	—	—	—	—	—	101
Less: undistributed earnings allocated to preferred stockholders	—	—	(11,956)	(8,215)	—	—

Allocation of undistributed earnings	$(4,522)	$(3,973)	$3,429	$1,853	$4,993	$4,771

Denominator:
Number of shares used in basic calculation	42,389	41,184	42,446	42,239	4,522	65,470
Weighted-average effect of dilutive securities

Add:
Conversion of preferred stock in connection with IPO	—	—	—	—	—	22,907
Conversion of Class B to Class A common shares outstanding	—	—	—	—	88,377	—
Employee stock options	—	—	4,013	3,247	9,676	9,676
Restricted stock units	—	—	—	—	6	—
Employee stock purchase plan	—	—	—	—	32	—

Number of shares used in diluted calculation	42,389	41,184	46,459	45,486	102,613	98,053
Diluted	$(0.11)	$(0.10)	$0.07	$0.04	$0.05	$0.05

The following weighted-average employee stock options were excluded from the calculation of diluted net income (loss) per share because their effect would have been anti-dilutive for the periods presented (in thousands):

	Year Ended December 31,			Nine Months Ended September 30,
	2008	2009	2010	2010	2011
				(Unaudited)
Employee stock options	4,165	9,687	2,581	2,876	545
Restricted stock units	—	—	—	—	56

Total	4,165	9,687	2,581	2,876	601

Commitments And Contingencies	9 Months Ended
Sep. 30, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies

11. COMMITMENTS AND CONTINGENCIES

Office Facility Leases—The Company leases its office facilities under operating lease agreements, the longest of which expires in 2020. The terms of certain lease agreements provide for rental payments on a graduated basis. The Company recognizes rent expense on a straight-line basis over the lease period.

Rental expense, principally for leased office space under operating lease commitment, was  $2,116,000,  $2,790,000 and  $4,010,000 for the years ended December 31, 2008, 2009 and 2010, respectively, and  $2,645,000 and  $7,188,000 for the nine months ended September 30, 2010 and 2011, respectively.

Aggregate Future Lease Commitments—The Company's future minimum payments under noncancelable operating leases for office facilities having initial terms in excess of one year as of December 31, 2010, are as follows (in thousands):

Year Ended December 31,	Operating Leases (1)
2011	$4,626
2012	4,505
2013	4,427
2014	3,599
2015	1,242

Total	$18,399

(1)	Subsequent to December 31, 2010, the Company leased additional facilities in Chicago, Illinois; Mountain View, California; New York, New York; Toronto, Canada; London, England; Munich, Germany; Mumbai, India; Dublin, Ireland; and other various locations. The longest lease expires in 2020 and aggregate future minimum lease payments are approximately $16,312,000.

Legal Proceedings—The Company is subject to legal proceedings arising in the ordinary course of business. Although occasional adverse decisions or settlements may occur, management believes that the final disposition of such matters will not have a material effect on the Company's business, financial position, results of operations or cash flows.

Indemnifications—In the ordinary course of business, the Company enters into contractual arrangements under which it agrees to provide indemnification of varying scope and terms to business partners and other parties with respect to certain matters, including, but not limited to, losses arising out of the Company's breach of such agreements and out of intellectual property infringement claims made by third parties. In these circumstances, payment may be conditional on the other party making a claim pursuant to the procedures specified in the particular contract. Further, the Company's obligations under these agreements may be limited in terms of time and/or amount, and in some instances, it may have recourse against third parties for certain payments. In addition, the Company has indemnification agreements with certain of its directors and executive officers that require it, among other things, to indemnify them against certain liabilities that may arise by reason of their status or service as directors or officers with the Company. The terms of such obligations may vary.

Redeemable Convertible Preferred Stock And Stockholders' Equity	9 Months Ended
Sep. 30, 2011
Redeemable Convertible Preferred Stock And Stockholders' Equity [Abstract]
Redeemable Convertible Preferred Stock And Stockholders' Equity

12. REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY

Initial Public Offering—In May 2011, the Company closed its IPO of 9,016,000 shares of its Class A common stock, which included 6,003,804 shares of Class A common stock sold by the Company (inclusive of 1,176,000 shares of Class A common stock from the full exercise of the overallotment option of shares granted to the underwriters) and 3,012,196 shares of Class A common stock sold by the selling stockholders. The public offering price of the shares sold in the offering was  $45.00 per share. The Company did not receive any proceeds from the sales of shares by the selling stockholders. The total gross proceeds from the offering to the Company were  $270,171,000. After deducting underwriting discounts and commissions and offering expenses payable by the Company, the aggregate net proceeds received by the Company totaled approximately  $248,406,000.

Preferred Stock—Prior to its IPO, the Company had outstanding 17,238,579 shares designated as Series A convertible preferred stock, 17,450,991 shares designated as Series B convertible preferred stock, 4,357,644 designated as Series C redeemable convertible preferred stock and 6,599,987 designated as Series D redeemable convertible preferred stock. Each share of preferred stock was convertible into one share of common stock. Immediately prior to the completion of the Company's IPO on May 19, 2011, all shares of outstanding preferred stock automatically converted into 45,647,201 shares of the Company's Class B common stock.

Warrant—In connection with the line of credit agreement, on September 20, 2004, the Company issued a warrant to purchase 70,365 shares of Series A convertible preferred stock with an exercise price of  $0.32 per share. The fair value of the warrant, based on an option valuation model, which approximates a binomial lattice model, was  $15,000 and was reflected as a discount to borrowings under the financing. The warrant was exercisable for seven years from the date of issuance. At December 31, 2009, the warrant for 70,365 shares of Series A convertible preferred stock was outstanding.

In May 2010, the warrant was exercised. As a result, the Company issued 70,365 shares of Series A convertible preferred stock and received proceeds of  $23,000. The Company recalculated the fair value of the warrant using an option pricing model at the date of exercise and recorded  $92,000 as other expense for the year ended December 31, 2010.

Common Stock—At December 31, 2009 and 2010, there were 120,000,000 shares of common stock authorized, and 41,745,728 and 43,308,742 shares, respectively, issued and outstanding. Following its IPO on May 19, 2011, the Company has two classes of authorized common stock outstanding; Class A common stock and Class B common stock. As of September 30, 2011, there were 9,427,987 shares and 86,856,372 shares of Class A common stock and Class B common stock, respectively, issued and outstanding.

Common Stock Reserved for Future Issuance—As of December 31, 2010, the Company had reserved the following shares of common stock for future issuances in connection with the following:

Series A convertible preferred stock	17,238,579
Series B convertible preferred stock	17,450,991
Series C redeemable convertible preferred stock	4,357,644
Series D redeemable convertible preferred stock	6,800,349
Stock option plan:
Options outstanding	15,202,015
Options available for future grants	952,873

Total	62,002,451

Equity Incentive Plans—The Company has two equity incentive plans: the Amended and Restated 2003 Stock Incentive Plan (the "2003 Plan") and the 2011 Equity Incentive Plan (the "2011 Plan"). Under the 2003 Plan, 34,814,756 shares of common stock were reserved for the issuance of incentive stock options ("ISOs"), nonstatutory stock options ("NSOs"), or to eligible participants as of December 31, 2010. Upon the IPO, 2,000,000 shares were initially reserved under the 2011 Plan and all shares that were reserved under the 2003 Plan but not issued were assumed by the 2011 Plan. Following the IPO, any shares subject to options or other similar awards granted under the 2003 Plan that expire, are forfeited, are repurchased by us or otherwise terminate unexercised will become available under the 2011 Plan. As of September 30, 2011 the total number of shares available under the 2011 Plan is 31,828,939 shares. No additional shares will be issued under the 2003 Plan. Under the 2011 Plan, the Company has the ability to issue ISOs, NSOs, stock appreciation rights, restricted stock, restricted stock units ("RSUs"), performance units and/or performance shares and 31,828,939 shares of Class A common stock were reserved for issuance to eligible participants as of September 30, 2011. The ISOs and NSOs will be granted at a price per share not less than the fair value at date of grant. Options granted to date generally vest over a four-year period with 25% vesting at the end of one year and the remaining vest monthly thereafter. Options granted generally are exercisable up to 10 years. The Company began granting RSUs in June 2011, which generally vest over a four-year period with 25% vesting at the end of one year and the remaining vest quarterly thereafter.

Early Exercise of Stock Options—The Company typically allows employees to exercise options granted under the 2003 Plan prior to vesting. The unvested shares are subject to the Company's repurchase right at the original purchase price. The proceeds initially are recorded as an accrued liability from the early exercise of stock options (see Note 8, Accrued Liabilities), and reclassified to common stock as the Company's repurchase right lapses. The Company has issued common stock of 289,000, 655,000 and 980,000 shares during the years ended December 31, 2009 and 2010, and the nine months ended September 30, 2011, respectively, for stock options exercised prior to vesting. During the years ended December 31, 2009 and 2010, and the nine months ended September 30, 2011, the Company repurchased 225,983, 233,812 and 18,989 shares, respectively, of common stock related to unvested stock options, at the original exercise price due to the termination of employees. During the year ended December 31, 2009, the Company also reacquired 1,645,826 shares of common stock related to unvested stock options originally tendered by executing notes payable to the Company. The shares were reacquired due to the termination of the respective employees. The Company did not reacquire any shares of common stock related to unvested stock options originally tendered by executing notes payable during the year ended December 31, 2010 or the nine months ended September 30, 2011. At December 31, 2009 and 2010, and September 30, 2011, 1,312,493, 981,172 and 998,663 shares held by employees and directors were subject to repurchase at an aggregate price of  $1,067,000,  $3,563,000 and  $5,922,000, respectively.

On March 3, 2009, the Company's Board of Directors approved an executive loan program. The program allows certain executives of the Company to exercise options to purchase common stock of the Company granted to them by executing promissory notes payable to the Company in an aggregate principal amount not to exceed  $750,000 per participating executive. The loan program contains provisions to ensure compliance with federal securities laws, which prohibit companies from extending credit to certain executives. The Company has the right to repurchase some or all of the shares by cancellation of the notes in advance of filing a registration statement with the SEC. Promissory notes payable to the Company were  $3,211,000 and  $3,575,000 as of December 31, 2009 and 2010, respectively, but are not recorded within the consolidated balance sheet as these notes are considered in substance non-recourse. In January 2011, all promissory notes outstanding as of December 31, 2010 under the executive loan program were repaid in full.

Employee Stock Purchase Plan—Concurrent with the effectiveness of the Company's registration statement on Form S-1 on May 18, 2011, the Company's 2011 Employee Stock Purchase Plan (the "ESPP") became effective. The ESPP allows eligible employees to purchase shares of the Company's Class A common stock at a discount through payroll deductions of up to 10% of their eligible compensation, subject to any plan limitations. The ESPP provides for six-month offering periods, and at the end of each offering period, employees are able to purchase shares at 85% of the lower of the fair market value of the Company's Class A common stock on the first trading day of the offering period or on the last day of the offering period.

Stock Option Activity—A summary of stock option activity for the year ended December 31, 2010 and the nine months ended September 30, 2011, is as follows:

	Options Outstanding		Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
	Number of Shares	Weighted-Average Exercise Price
Outstanding—December 31, 2009	12,563,548	$2.37
Granted	5,282,733	7.30
Exercised	(1,796,826)	2.80
Canceled or expired	(847,440)	3.41

Outstanding—December 31, 2010	15,202,015	$3.97
Granted (unaudited)	4,011,305	24.22
Exercised (unaudited)	(1,343,601)	4.66
Canceled or expired (unaudited)	(667,283)	7.51

Outstanding—September 30, 2011 (unaudited)	17,202,436	$8.50	7.90	$1,197,135

Options vested and expected to vest as of December 31, 2010	14,001,591	$3.85	8.42	$148,494

Options vested and exercisable as of December 31, 2010	4,539,200	$2.15	7.68	$55,881

Options vested and expected to vest as of September 30, 2011 (unaudited)	16,335,211	$8.08	7.85	$1,143,650

Options vested and exercisable as of September 30, 2011 (unaudited)	6,559,613	$2.86	6.93	$493,422

Aggregate intrinsic value represents the difference between the Company's estimated fair value of its common stock and the exercise price of outstanding, in-the-money options. The Company's estimated fair value of its common stock was  $14.46 as of December 31, 2010. The Company's closing stock price as reported on the New York Stock Exchange was  $78.08 on September 30, 2011. The total intrinsic value of options exercised was approximately  $556,000,  $677,000,  $6,005,000 and  $28,283,000 for the years ended December 31, 2008, 2009 and 2010, and for the nine months ended September 30, 2011, respectively. The weighted-average grant date fair value of options granted was  $2.67,  $1.68,  $3.99 and  $13.13 for the years ended December 31, 2008, 2009 and 2010, and for the nine months ended September 30, 2011, respectively.

As of December 31, 2010 and September 30, 2011, total unrecognized compensation cost, adjusted for estimated forfeitures, related to nonvested stock options was approximately  $25,975,000 and  $55,036,000, which is expected to be recognized over the next 2.75 years and 2.58 years, respectively.

The following table summarizes information about outstanding and vested stock options as of December 31, 2010:

	Options Outstanding			Options Vested and Exercisable
Exercise Price	Number of Shares Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
$0.06 - $1.50	1,399,391	6.49	$0.77	1,091,780	$0.68
$2.00	10,000	7.20	2.00	6,875	2.00
$2.32	6,141,481	7.98	2.32	2,705,251	2.32
$3.50	2,945,976	8.78	3.50	634,175	3.50
$4.80	1,144,409	9.13	4.80	93,539	4.80
$5.56	6,500	7.66	5.56	6,500	5.56
$6.20	1,486,182	9.39	6.20	—	—
$8.27	1,371,876	9.74	8.27	—	—
$8.97	264,280	9.81	8.97	—	—
$14.46	431,920	9.94	14.46	1,080	14.46

Total	15,202,015	8.47	$3.97	4,539,200	$2.15

RSU Activity—A summary of RSU activity for the nine months ended September 30, 2011, is as follows:

	Number of Shares	Weighted- Average Grant Date Fair Value
Unvested—December 31, 2010	—	$—
Granted (unaudited)	439,490	83.52
Released (unaudited)	—	—
Canceled or expired (unaudited)	(4,400)	83.72

Unvested—September 30, 2011 (unaudited)	435,090	$83.52

As of September 30, 2011, total unrecognized compensation cost, adjusted for estimated forfeitures, related to RSUs was approximately  $29,264,000, which is expected to be recognized over the next 4.00 years.

Stock-Based Compensation Expense—The fair value of options granted to employees is estimated on the grant date using the Black-Scholes option valuation model. This valuation model for stock-based compensation expense requires the Company to make assumptions and judgments about the variables used in the calculation, including the fair value of the Company's common stock, the expected term (the period of time that the options granted are expected to be outstanding), the volatility of the Company's common stock, a risk-free interest rate, and expected dividends. The Company also estimates forfeitures of unvested stock options. To the extent actual forfeitures differ from the estimates, the difference will be recorded as a cumulative adjustment in the period estimates are revised. No compensation cost is recorded for options that do not vest. The Company uses the simplified calculation of expected life described in the SEC's Staff Accounting Bulletin No. 107, Share-Based Payment, and volatility is based on an average of the historical volatilities of the common stock of several entities with characteristics similar to those of the Company. The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant for periods corresponding with the expected life of the option. The Company uses an expected dividend yield of zero, as it does not anticipate paying any dividends in the foreseeable future. Expected forfeitures are based on the Company's historical experience.

The Company uses the straight-line method for expense attribution. The following table presents the weighted-average assumptions used to estimate the fair value of options granted during the periods presented:

	Year Ended December 31,			Nine Months Ended September 30, 2011
	2008	2009	2010
				(Unaudited)
Volatility	70%	67%	58%	55%
Expected dividend yield	—	—	—	—
Risk-free rate	3.14%	2.37%	2.15%	2.59%
Expected term (in years)	6.08	6.01	6.08	6.07

The following table presents the weighted-average assumptions used to estimate the fair value of the ESPP during the periods presented:

Nine Months Ended September 30, 2011
(Unaudited)
Volatility	75%
Expected dividend yield	—
Risk-free rate	0.08%
Expected term (in years)	0.5

The following table presents the effects of stock-based compensation related to stock-based awards to employees and nonemployees on the Company's consolidated statements of operations during the periods presented (in thousands):

	Year Ended December 31,			Nine Months Ended September 30,
	2008	2009	2010	2010	2011
				(Unaudited)
Cost of revenue	$298	$370	$439	$301	$964
Sales and marketing	513	657	1,225	844	5,780
Product development	1,214	2,346	3,248	2,155	8,202
General and administrative	2,580	2,779	3,920	2,820	4,210

Total stock-based compensation	$4,605	$6,152	$8,832	$6,120	$19,156
Tax benefit from stock-based compensation	—	(27)	(1,526)	(1,064)	(3,339)

Total stock-based compensation, net of tax effect	$4,605	$6,125	$7,306	$5,056	$15,817

During the years ended December 31, 2008, 2009 and 2010, and the nine months ended September 30, 2010 and 2011, the Company capitalized  $87,000,  $118,000,  $314,000,  $210,000 and  $399,000, respectively, of stock-based compensation as website development costs. Management modified or accelerated the vesting terms for certain employee options, which resulted in an additional  $1,200,000,  $94,000 and  $1,375,000 of stock-based compensation expense for the years ended December 31, 2008 and 2009, and the nine months ended September 30, 2011, respectively. There were no material modifications to stock option awards for the year ended December 31, 2010.

On February 24, 2009, the Company's Board of Directors approved a common stock option repricing whereby previously granted and unexercised options held by current employees with exercise prices above  $2.32 were repriced to  $2.32 per share which represented the per share fair value of the Company's common stock as of the date of the repricing, with no modification to the vesting schedule of the previously issued options. As a result, 2,429,750 options originally granted to purchase common stock at prices ranging from  $2.50 to  $5.56 were repriced under this program. This repricing is estimated to result in incremental stock-based compensation expense of  $909,000. Expense related to vested shares was expensed on the repricing date and expense related to nonvested shares is being amortized over the remaining term of the option.

Income Taxes	9 Months Ended
Sep. 30, 2011
Income Taxes [Abstract]
Income Taxes

13. INCOME TAXES

The Company accounts for income taxes in accordance with authoritative guidance, which requires the use of the asset and liability method. Under this method, deferred income tax assets and liabilities are determined based upon the difference between the consolidated financial statement carrying amounts and the tax basis of assets and liabilities and are measured using the enacted tax rate expected to apply to taxable income in the years in which the differences are expected to be reversed.

The following table presents domestic and foreign components of income (loss) before income taxes for the periods presented (in thousands):

	Year Ended December 31,
	2008	2009	2010
United States	$(4,360)	$(2,644)	$19,275
Foreign	128	(481)	(309)

Total	$(4,232)	$(3,125)	$18,966

The following table presents the components of the provision for income taxes for the periods presented (in thousands):

	Year Ended December 31,
	2008	2009	2010
Current:
Federal	$—	$129	$107
State	243	560	541
Foreign	47	205	224

Total current	290	894	872

Deferred:
Federal	—	—	2,847
State	—	—	(247)
Foreign	—	(46)	109

Total deferred	—	(46)	2,709

Total provision	$290	$848	$3,581

The following table presents a reconciliation of the statutory federal rate and the Company's effective tax rate for the periods presented:

	Year Ended December 31,
	2008	2009	2010
U.S. federal taxes at statutory rate	34%	34%	35%
State income taxes, net of federal benefit	(2)	(12)	1
Foreign rate differential	—	(10)	(1)
Permanent differences	(1)	(6)	1
Stock-based compensation	(14)	(32)	10
Change in valuation allowance	(47)	(24)	(20)
Research and development credits	14	25	(8)
Other	9	(2)	1

Total	(7)%	(27)%	19%

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The following table presents the significant components of the Company's deferred tax assets and liabilities for the periods presented (in thousands):

	December 31,
	2009	2010
Deferred tax assets:
Accruals and reserves	$5,193	$4,458
Net operating loss carryforwards	2,467	3,832
Tax credit carryforwards	2,972	4,081
Stock-based compensation	2,841	2,486
Amortization	113	—
Other	194	199

Total deferred tax assets	13,780	15,056
Less valuation allowance	(8,625)	(2,418)

Net deferred tax assets	5,155	12,638
Deferred tax liability:
Prepaid expenses	(309)	(831)
Amortization	—	(1,555)
Depreciation	(4,800)	(13,360)

Total deferred tax liabilities	(5,109)	(15,746)

Total net deferred tax assets (liabilities)	$46	$(3,108)

Realization of deferred tax assets is dependent upon the generation of future taxable income, if any, the timing and amount of which are uncertain. Due to the history of losses the Company has generated in the past, the Company believes that it is not more likely than not that all of the state and Ireland deferred tax assets can be realized as of December 31, 2010. Accordingly, the Company has recorded a full valuation allowance on its state and Ireland deferred tax assets. The valuation allowance increased by  $1,608,000 during 2009 and decreased by  $6,207,000 during 2010.

Pursuant to authoritative guidance, the benefit of stock options will only be recorded to stockholders' equity when cash taxes payable is reduced. As of December 31, 2010, the portion of net operating loss carryforwards related to stock options is approximately  $986,000.

As of December 31, 2010, the Company had net operating loss carryforwards for federal income tax purposes of approximately  $8,077,000, which expire at various dates beginning in the year 2023, if not utilized. The Company had net operating loss carryforwards for state income tax purposes of approximately  $10,784,000, which expire at various dates beginning in the year 2014, if not utilized.

As of December 31, 2010, the Company had research and development credit carryforwards for federal income tax purposes of approximately  $5,329,000, which expire at various dates beginning in the year 2023, if not utilized. The Company had research and development credit carryforwards for state income tax purposes of approximately  $2,743,000, which can be carried forward indefinitely. The Company had minimum tax credit carryforwards for federal income tax purposes of approximately  $147,000, which can be carried forward indefinitely.

Utilization of the net operating loss carryforwards and credits may be subject to a substantial annual limitation due to the ownership change limitations provided by the Internal Revenue Code of 1986, as amended, and similar state provisions. The annual limitation may result in the expiration of net operating losses and credits before utilization. The Company believes an ownership change, as defined under Section 382 of the Internal Revenue Code, existed in prior years, and has reduced its net operating loss carryforwards to reflect the limitation.

As of December 31, 2010, the Company had approximately  $4,692,000 in total unrecognized tax benefits. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

Balance—December 31, 2007	$1,095
Tax positions related to current year—additions	887

Balance—December 31, 2008	$1,982
Tax positions related to current year—additions	905

Balance—December 31, 2009	$2,887
Tax positions related to current year—additions	1,805

Balance—December 31, 2010	$4,692

If the  $4,692,000 of unrecognized tax benefits as of December 31, 2010 is recognized, approximately  $2,616,000 would decrease the effective tax rate in the period in which each of the benefits is recognized. The remaining amount would be offset by the reversal of related deferred tax assets on which a valuation allowance is placed. The Company does not expect any material changes to its unrecognized tax benefits within the next twelve months.

The Company recognizes interest and penalties related to uncertain tax positions in income tax expense. As of December 31, 2009 and 2010, penalties and interest were immaterial.

The Company files income tax returns in the United States on a federal basis, California, and other states. The tax years 2006-2009 remain open to examination in the United States and California, and the tax years 2008 and 2009 remain open in the United Kingdom, which are the major taxing jurisdictions in which the Company is subject to tax.

The Company does not provide for federal income taxes on the undistributed earnings of its foreign subsidiary as such earnings are to be reinvested indefinitely.

Related-Party Transactions	9 Months Ended
Sep. 30, 2011
Related-Party Transactions [Abstract]
Related-Party Transactions

14. RELATED-PARTY TRANSACTIONS

In March 2008, the Company's chair and president, Mr. Hoffman, made a personal loan to an employee of the Company. Proceeds from the personal loan were used by the employee to early exercise stock options. In May 2009, the Company entered into an option exercise and repurchase agreement with the employee. Under this agreement, the Company loaned the employee  $680,000, which was used to repay Mr. Hoffman the original loan amount plus accrued interest. This in substance non-recourse note receivable was collateralized by personal assets and certain vested and unvested shares that were previously purchased by the employee upon early exercise of stock options in March 2008 and bore interest at the rate per annum of 2.05%, compounded annually. The Company recorded the transaction by reducing its share repurchase liability for  $482,000 related to the unvested shares and a repurchase of vested shares of  $198,000. This loan was repaid in full by the employee in January 2011.

In June 2008, the Company entered into a membership units purchase agreement with the Company's chair and president at the time, Mr. Hoffman, to purchase the units owned by the Company's chairman in Degrees of Connection LLC ("Degrees LLC"), the sole owner of a patent and certain related technology and intellectual property rights. The Company's chair owned 50% of the membership units of Degrees LLC, and the Company purchased his entire interest in Degrees LLC for approximately  $628,000 in cash. This amount is included within intangible assets. The Company and the other owner of Degrees LLC have a non-exclusive license to the patent owned by Degrees LLC. If, at a future date, (i) the Company acquires sole ownership of the patent owned by Degrees LLC and (ii) the Company sells the patent or is acquired by a third party, it must pay the chairman an additional amount of cash equal to 80% of the aggregate sales price of the patent or the portion of the sales price of the Company attributable to the patent, reduced by the aggregate purchase price of the Company's membership units of Degrees LLC and the amount paid by the Company to acquire the patent owned by Degrees LLC.

In July 2008, the Company repurchased 575,000 shares of common stock from an executive officer of the Company at a price of  $5.56 per share. The purchase price per share was based upon an independent valuation of the fair value of common stock. Total fair value of stock repurchased was  $3,197,000.

Information About Revenue And Geographic Areas	9 Months Ended
Sep. 30, 2011
Information About Revenue And Geographic Areas [Abstract]
Information About Revenue And Geographic Areas

15. INFORMATION ABOUT REVENUE AND GEOGRAPHIC AREAS

The Company considers operating segments to be components of the Company in which separate financial information is available that is evaluated regularly by the Company's chief operating decision maker in deciding how to allocate resources and in assessing performance. The chief operating decision maker for the Company is the Chief Executive Officer. The Chief Executive Officer reviews financial information presented on a consolidated basis, accompanied by information about revenue by product line and geographic region for purposes of allocating resources and evaluating financial performance. The Company has one business activity and there are no segment managers who are held accountable for operations, operating results or plans for levels or components below the consolidated unit level. Accordingly, the Company has determined that it has a single reporting segment and operating unit structure.

Revenue by geography is based on the shipping address of the customer. The following tables present the Company's revenue by product line, as well as revenue and long-lived assets by geographic region for the periods presented (in thousands):

Net revenue

	Year Ended December 31,			Nine Months Ended September 30,
	2008	2009	2010	2010	2011
				(Unaudited)
Net revenue by product:
Hiring Solutions	$17,352	$36,136	$101,884	$65,926	$175,948
Marketing Solutions	25,972	38,278	79,309	51,370	106,325
Premium Subscriptions	35,449	45,713	61,906	44,107	72,175

Total	$78,773	$120,127	$243,099	$161,403	$354,448

	Year Ended December 31,			Nine Months Ended September 30,
	2008	2009	2010	2010	2011
				(Unaudited)
Net revenue by geographic location:
United States	$61,211	$88,483	$176,975	$118,564	$241,864
All other countries (1)	17,562	31,644	66,124	42,839	112,584

Total	$78,773	$120,127	$243,099	$161,403	$354,448

(1)	During the year ended December 31, 2009, 10% of total revenue was derived from customers in the United Kingdom. No other country exceeded 10% of total revenue during any of the other periods presented.

No individual customer accounted for 10% or more of consolidated net revenue or accounts receivable for any of the periods presented.

Long-Lived Assets

	December 31,			September 30, 2011
	2008	2009	2010
				(Unaudited)
United States	$21,717	$25,648	$54,454	$96,211
All other countries	7	82	2,289	8,859

Total property and equipment, net	$21,724	$25,730	$56,743	$105,070

Employee Benefit Plan	9 Months Ended
Sep. 30, 2011
Employee Benefit Plan [Abstract]
Employee Benefit Plan

16. EMPLOYEE BENEFIT PLAN

The Company has established a 401(k) tax-deferred savings plan covering all employees who satisfy certain eligibility requirements. The 401(k) plan allows each participant to, up to the annual limits established by the Internal Revenue Service, defer up to 75% of their eligible compensation subject to applicable annual limits pursuant to the limits established by the Internal Revenue Service. Effective January 1, 2011, the Company has elected to match any contributions made by the employees, including executives, up to 1.5% of an employee's total annual compensation up to the annual limits established by the Internal Revenue Service. In the nine months ended September 30, 2011, matching contributions were not material.

Subsequent Events	9 Months Ended
Sep. 30, 2011
Subsequent Events [Abstract]
Subsequent Events

17. SUBSEQUENT EVENTS

In April 2011, the Compensation Committee of the Company's Board of Directors approved an increase to the number of shares authorized under the 2003 Plan by 13,000,000 shares. Additionally, the Company's Board of Directors approved an amendment to the Company's certificate of incorporation to adjust the anti-dilution features associated with the 2003 Plan to account for this increase in shares authorized.

In April 2011, the Compensation Committee of the Company's Board of Directors and the Company's Board of Directors approved stock option grants for the purchase of an aggregate of 1,559,080 shares of common stock. The stock options were granted under the 2003 Plan and have an exercise price of  $22.59 per share. The options generally vest over a four-year period with 25% vesting at the end of one year and the remaining to vest monthly thereafter.

In April 2011, all redemption rights of the holders of Series D preferred stock, to the extent applicable, were waived with respect to the Company's initial public offering.

Subsequent Events (Unaudited)	9 Months Ended
Sep. 30, 2011
Subsequent Events (Unaudited) [Abstract]
Subsequent Events (Unaudited)

18. SUBSEQUENT EVENTS (UNAUDITED)

In October 2011, the Company acquired two companies for an aggregate purchase price of  $15.7 million. The Company has not yet obtained all of the information required to complete the initial purchase price allocations, but expects to complete them during the fourth quarter. These acquisitions were not significant individually or in aggregate, and are not expected to have a material impact to the Company's condensed consolidated balance sheets and results of operations.

In October 2011, the Company entered into the Sixth Amendment to its lease (the "Lease Amendment") for its Mountain View, California headquarters. In addition to the office premises the Company currently occupies, the Lease Amendment provides for the lease of an additional 158,000 square feet effective January 1, 2012. The Lease Amendment also covers 70,000 square feet in a new building that is to be constructed by the landlord. Under the Lease Amendment, the Company's lease with respect to the existing office premises, the additional office premises, and the new building premises will be extended by ten years. Total future incremental lease payments under the Lease Amendment are approximately  $165.1 million.

In November 2011, the Compensation Committee of the Company's Board of Directors and the Company's Board of Directors approved 175,020 RSUs and 8,180 stock option grants for an aggregate of 183,200 shares of Class A common stock. The RSUs and stock options were granted under the 2011 Plan. The RSUs generally vest over a four-year period with 25% vesting at the end of one year and the remaining to vest quarterly thereafter. The stock options generally vest over a four-year period with 25% vesting at the end of one year and the remaining to vest monthly thereafter.